CONTRIBUTED EQUITY, Issued Capital (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
CONTRIBUTED EQUITY [Abstract]
670,380,352 fully paid ordinary shares (2018: 559,030,352) (2017: 454,030,352)	$ 48,853,707	$ 40,483,348	$ 28,512,793
Fully paid ordinary shares outstanding (in shares)	670,380,352	559,030,352	454,030,352